Subsequent events (Details) - Major ordinary share transactions - USD ($) $ / shares in Units, $ in Millions		1 Months Ended
	Mar. 19, 2024	Feb. 29, 2024	May 15, 2024
Disclosure of non-adjusting events after reporting period [line items]
Cash dividend (in dollars per share)	$ 0.50
Grant date fair value		$ 6.8
Grant date fair value (in shares)		317,783
Shares vested (in shares)		79,455
Authorized amount under repurchase program		$ 50.0
Dividend payable (in dollars per share)			$ 0.50